Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Equity [Abstract]
EQUITY

6.   EQUITY

The Offering

On January 2, January 31, February 28 and March 31, 2014, the Company completed four separate closings (the “Closings” of an offering (the “Offering”) of Units comprising shares of common stock (“Common Stock”) (collectively, the “Shares” and individually, a “Share”) and Series A and Series B Warrants (collectively, the “Warrants”) (collectively, the “Units”) to accredited investors (the “Investors”) in a private placement. The Closings comprised the sale of an aggregate of $4,070,140 in the Units), which were issued pursuant to four separate Securities Purchase Agreements between the Company and the Investors in each of the four Closings. In the aggregate, the Company issued 2,261,214 shares of Common Stock, Series A Warrants to purchase an aggregate of 1,130,621 shares of Common Stock and Series B Warrants to purchase an aggregate of 1,130,621 shares of Common Stock.

Each Unit was priced at $1.80 and comprised of one share of Common Stock, a Series A warrant (the “Series A Warrants”) and a series B warrant (the “Series B Warrants”). The Series A Warrants were detachable and were exercisable over a three-year term and were issued with respect to the purchase of a number of shares of Common Stock equal to 50% of the number of Shares purchased by such investor at an exercise price per share of $2.05. The Series B Warrants were detachable and were exercisable over a three-year term and were issued with respect to the purchase of a number of shares of Common Stock equal to 50% of the number of Shares purchased by such investor at an exercise price per share of $3.08. The Warrants are subject to adjustment for stock splits, stock dividends or recapitalizations.

Also on January 2, 2014, Fountainhead exchanged an aggregate of $1,426,542 of consulting fees owed to it by the Company for the Units issued in the Offering. In the aggregate, the Company issued to Fountainhead 792,523 shares of Common Stock, Series A Warrants to purchase an aggregate of 396,262 shares of Common Stock and Series B Warrants to purchase an aggregate of 396,262 shares of Common Stock.

Based on the subscription terms applicable to the holders of the Company’s previously-issued Series C Convertible Preferred Stock, such holders were given the option of exchanging their investment in such unconverted Series C Convertible Preferred Stock and the related warrants into the securities which are the subject of the Offering, based on the amount of their investment in the Series C Convertible Preferred Stock and the related warrants. On February 24, 2014, the holders of 15.15 shares of Series C Convertible Preferred Stock (representing an aggregate investment of $757,700) exchanged their Series C Convertible Preferred Stock and related warrants for an aggregate of 420,838 shares of Common Stock, Series A Warrants to purchase an aggregate of 210,419 shares of Common Stock and Series B Warrants to purchase an aggregate of 210,419 shares of Common Stock.

Under the terms of the Placement Agent agreement with Garden State Securities, Inc. (“GSS”) (see Note 10), the Company issued an aggregate of 324,805 Placement Agent Warrants, on almost identical terms to the Series A Warrants.

Subject to certain limitations, from the date each Investor enters into the Securities Purchase Agreement until the twelve-month anniversary of the Effective Date (as defined in the Securities Purchase Agreement), each Investor will receive additional shares of Company Common Stock for any such additional securities issued by the Company in a subsequent financing at an effective per share purchase price below $1.80; these rights are non-transferable The Series A Warrants and Placement Agent Warrants have anti-dilution protection during the same period for the issuance of Company Common Stock, or securities exercisable for or convertible into Company Common Stock, at an issuance price, exercise price or conversion price of less than the $2.05 exercise price of the Series A Warrants. Accordingly, 2,261,214 shares of Common Stock are subject to anti-dilution and are shown separately on the balance sheet; and an aggregate of 2,062,108 Series A Warrants and Placement Agent Warrants are subject to anti-dilution and are recorded as a derivative liability (see Note 2 and Note 8)

Other Equity Transactions

During January to March 2014, the Company issued 2,294 shares of Common Stock (valued at $5,000) to Steven Girgenti, 2,222 shares of Common Stock (valued at $5,000) to Oscar Bronsther and 2,222 shares of Common Stock (valued at $5,000) to Lowell Rush in consideration for services provided to the Board of Directors; and 710 shares of Common Stock (valued at $1,563) to Alvaro Pasual-Leone, 1,420 shares of Common Stock (valued at $3,125) to Josef Zihl and 694 shares of Common Stock (valued at $1,563) to each of Jason Barton and Jose Romano in respect of their roles as members of the NovaVision, Inc. Scientific Advisory Board.

During January 2014, the Company issued 3,000 and 2,000 shares of Common Stock (valued at $5,400 and $3,600) to Del Mar Consulting Group, LLC and Alex Partners respectively under the terms of their advisory amendment agreements.

On March 11, 2014 the Company entered into an Amendment Agreement with GSS. Under the Amendment Agreement, the Company agreed to issue 30,000 shares of Common Stock (valued at $66,000) on the date of the Amendment Agreement in respect of the period January to June 2014, rather than 7,500 shares per month under the original agreement.

During March 2014, in accordance with the terms of an investor relations advisory agreement, the Company issued 2,500 shares of Common Stock (valued at $4,700) to J and M Group, LLC.

On March 31 2014, in accordance with the terms the Consulting Agreement, the Company issued 6,276 shares of Common Stock (valued at $15,000) to Fountainhead.

7. EQUITY

Certain Equity Transactions

On January 4, 2012, an aggregate of 95,667 restricted shares of the Company were issued to Prof. Sahraie and the University of Aberdeen, relating to the acquisition of all of the shares of Sight Science, Ltd. (“Sight Science”) by NovaVision.

During the period from January 1, 2012 through December 31, 2012, the Company issued 5,928 shares of Common Stock (valued at $20,000) to each of Steven Girgenti and Dr Oscar Bronsther in consideration for services provided to the Board of Directors, 3,704 shares of Common Stock (valued at $12,500) to each of Alvaro Pasual-Leone, Jason Barton and Jose Romano, and 2,778 shares of Common Stock (valued at $9,375) to Josef Zihl in respect of their roles as members of the NovaVision, Inc. Scientific Advisory Board.

In April 2012 the Company issued 8,889 shares of Common Stock (valued at $30,000) to Brunella Jacs, LLC in respect of consultancy services provided the Company.

In June 2012, following the exercise of the Company’s option to repurchase shares of Common Stock from Greenbridge Capital Partners, IV, LLC, a total of 68,889 shares were repurchased into Treasury Stock at $1,033.33.

In August 2012, 137,778 shares of Common Stock previously issued to Mr. Jerrald Ginder under the terms of Consulting Agreement were returned to the Company in consideration of a full settlement of performance and amounts due under the Consulting Agreement; the shares were retired.

During the period from January 1, 2012 through December 2012, the Company issued a total of 348,149 shares of Common Stock in respect of conversion of Series C Preferred Stock.

During the period from May 1, 2012 through December 31 2012, the Company issued a total of 50,371 shares of Common Stock at $3.375 for a total consideration of $170,000 to four investors.

On November 30, 2012 the Company made a charitable donation of 14,815 shares of Common Stock valued at $16,667 to The Fiducuary Foundation.

On November 30, 2012 the Company entered into 12 month consulting agreements with Del Mar Consulting, Inc and Alex Partners, LLC to provide investor relations and investor awareness consultancy services. Under these agreements, Del Mar and Alex Partners received shares 140,000 and 93,334 Common Shares valued at $157,500 and $105,000 respectively.

During January to December 2013 the Company issued: 8,688 shares of Common Stock (valued at $20,000) to Steven Girgenti, 9,500 shares of Common Stock (valued at $20,000) to Dr. Oscar Bronsther and 4,612 shares of Common Stock (valued at $10,000) to Lowell Rush in consideration for services provided to the Board of Directors; and 2,997 shares of Common Stock (valued at $7,813) to Alvaro Pascual-Leone, 5,068 shares of Common Stock (valued at $12,500) to Josef Zihl and 3,792 shares of Common Stock (valued at $7,812) to Jason Barton and Jose Romano in respect of their roles as members of the NovaVision, Inc. Scientific Advisory Board.

On January 11, 2013, the Company filed a Certificate of Amendment of its Certificate of Incorporation with the Secretary of State of the State of Delaware to effect a reverse stock split of 1 for 150 on the issued and outstanding Common Stock par value $0.0001 (“Common Stock”). On January 15, 2013 (the “Effective Date”), the Company effectuated its reverse stock split. On the Effective date, the Company implemented a one for 150 share reverse split of its Common Stock. On the Effective Date, the Company’s pre-split 892,749,897 shares of Common Stock became 5,951,744 post-split shares of Common Stock, including the issuance of 66 shares of Common Stock for the round-up of partial shares. On February 28, 2014, the Company filed a Certificate of Correction (“Certificate of Correction”) with the Secretary of State of the State of Delaware which corrected the previously-filed Certificate of Amendment by reducing the total number of shares of all classes of stock which the Company shall have the authority to issue to 35,000,000 shares, of which 25,000,000 shares, par value $0.0001 are designated as Common Stock and 10,000,000 shares, par value $0.0001 are designated as Preferred Stock, with such reduction effective concurrent with the effectiveness of the Reverse Split. All relevant information relating to the number of shares and per share information has been retrospectively adjusted to reflect the reverse stock split for all periods presented.

In March 2013 GreenBridge Capital Partners, IV, LLC returned to Vycor all of the 34,445 shares being sought by the Company under an action filed by the Company in July 2012. These shares have been taken into Treasury Stock.

During April and May 2013, the Company issued 47,590 and 32,152 shares of Common Stock respectively on exercise of warrants by Kenneth Coviello and Heather Vinas. The warrants had an exercise price of $1.08 and were exercisable on a cashless basis.

During April to September 2013, Fountainhead Capital Management sold 177,439 warrants to purchase Vycor Common Stock at an exercise price of $1.88 per share. These warrants were granted to Fountainhead by the Company in February 2010 and were sold by Fountainhead to 7 investors at a price of $0.10 per warrant. The warrants were immediately exercised by the investors and the Company issued 177,439 shares of Common Stock in respect of the exercise and received cash proceeds of $332,832.

During April to December 2013, the Company issued a total of 342,974 shares of Common Stock in respect of conversion of Series C Preferred Stock.

On July 2, 2013, the Company entered into an advisory agreement with a registered broker-dealer to provide certain financial advisory services to the Company. Under the terms of the advisory agreement, the Company issued 15,000 restricted shares of Company Common Stock to the broker-dealer on execution

During July to September 2013, Del Mar and Alex Partners were issued 10,800 and 7,200 shares of Common Stock, respectively, in lieu of cash consulting fees for the months of July to September 2013. In November 2013, the Company entered into extension amendments to the existing agreements with Del Mar and Alex Partners, under which 33,000 and 27,000 shares of Company Common Stock respectively were issued. Under the extension agreements, the Company has the option to pay all or part of the monthly fees in cash and for December 3,000 shares were issued to Del Mar and 2,000 share were issued to Alex Partners.